Financial Assets at Fair Value - Schedule of Financial Assets at Fair Value Through Comprehensive Income (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Non-current assets	¥ 65,744
Current assets	511,250
Interest income recognized in profit and loss related to debt investments	9,392
Losses recognized in other comprehensive income related to debt investments	(2,513)
U.S. Treasury Bills
Disclosure of detailed information about financial instruments [line items]
Non-current assets	11,739
Current assets	271,499
Listed Bonds
Disclosure of detailed information about financial instruments [line items]
Non-current assets	54,005
Current assets	52,730
Unlisted Debt Securities
Disclosure of detailed information about financial instruments [line items]
Current assets	178,656
Government Agency Bond
Disclosure of detailed information about financial instruments [line items]
Current assets	¥ 8,365